S000004359 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Energy 4.5/22.5/45 Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.49%	8.38%	4.07%
iShares Global Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	8.93%	4.46%
Performance Inception Date					Nov. 12, 2001
iShares Global Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	7.87%	3.44%
iShares Global Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.01%	6.90%	3.29%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through April 19, 2023 reflect the performance of the S&P Global 1200 Energy Index. Index returns beginning on April 20, 2023 reflect the performance of the S&P Global 1200 Energy 4.5/22.5/45 Capped Index, which, effective as of that date, became the Underlying Index of the Fund.